Business Combinations - Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LIABILITIES
Interest-bearing loans and borrowings and finance leases	€ (12)	€ (3)	€ (175)
Goodwill arising on acquisition	6,905	7,396
NET CASH OUTFLOW ARISING ON ACQUISITION
Total outflow in the Consolidated Statement of Cash Flows	1,841	149	7,296
Business Combinations [member]
Non-current assets
Property, plant and equipment	1,536	19	5,413
Intangible assets	56	14	298
Equity accounted investments			24
Other financial assets			5
Total non-current assets	1,592	33	5,740
Current assets
Inventories	114	9	621
Trade and other receivables	129	28	1,533
Cash and cash equivalents	174	4	494
Total current assets	417	41	2,648
LIABILITIES
Trade and other payables	(149)	(14)	(1,549)
Provisions for liabilities	(49)	18	(581)
Retirement benefit obligations	(52)	(1)	(87)
Current income tax liabilities	(22)	4	(149)
Deferred income tax liabilities	(132)	35	(627)
Total liabilities	(416)	39	(3,168)
Total identifiable net assets at fair value	1,593	113	5,220
Goodwill arising on acquisition	487	71	3,187
Joint ventures becoming subsidiaries			(25)
Non-controlling interests	(20)	(9)	(489)
Total consideration	2,060	175	7,893
Consideration satisfied by:
Cash payments	2,015	153	7,790
Deferred consideration (stated at net present cost)	45	21	97
Contingent consideration		1
Profit on step acquisition			6
Total consideration	2,060	175	7,893
NET CASH OUTFLOW ARISING ON ACQUISITION
Cash payments	2,015	153	7,790
Less: cash and cash equivalents acquired	(174)	(4)	(494)
Total outflow in the Consolidated Statement of Cash Flows	1,841	149	7,296
Goodwill expected to be deducted for tax purposes	€ 260	€ 15	€ 254